GSMBS 2022-NQM2 ABS-15G/A

Exhibit 99.6 - Schedule 3

Loan Number	GS Loan Number	Dummy ID	Seller Loan Number	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Valuation Comments	General Comments	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
xx	xx	xx		xx	xx	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan is a higher-priced mortgage loan. Higher-Priced Mortgage Loan Test: Charged XX% Allowed XX% Over by +XX%				Appraisal Supports 6 Components		PUD	xx	xx	xx	Primary	Purchase	xx		xx	12.58	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		xx	Yes	Alternative	QC Complete	xx
xx	xx	xx	xx	xx	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan is a higher-priced mortgage loan. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test: Charged:XX% Allowed:XX% Over By:+XX%						Single Family	xx	xx	xx	Primary	Cash Out	xx	1.97				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	xx		Alternative	QC Complete	xx
xx	xx	xx	xx	xx	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan is a higher-priced mortgage loan as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test: charged :XX% allowed: XX% over by : +XX%				Appraisal done with 3 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	18.08	xx	21.2	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	xx		Alternative	QC Complete	xx
xx	xx	xx		xx	xx	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged: XX% Allowed: XX% Over by: +XX%	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R COMMENT: Missing COC for fee increase on CD dated XX/XX/XXXX. CD dated XX/XX/XXXX reflects a Appraisal Fee of $XXXX, however, CD dated XX/XX/XXXX reflects the Appraisal Fee at $XXXX. This is a fee increase of $XXXX for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees. " Resolved : Provided PCCD with Cure updated. *** (CURED) The final 1008 is missing - EV R COMMENT: The final 1008 is missing. 11/10/2021 - Received final 1008 & condition resolved.			Appraisal has 6 Comparables.		Single Family	xx	xx	xx	Primary	Refinance	xx	2	xx	0	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		xx		Alternative	QC Complete	xx
xx	xx	xx		xx	xx	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test: FAIL Charged : XX% Allowed : XX% Over By :+XX%	*** (CURED) The final 1008 is missing - EV R COMMENT: 1008 document is missing in the file. 11/10/2021 - Received final 1008 & condition resolved. *** (CURED) Notice of Servicing Transfer missing or unexecuted - EV R COMMENT: Please Provide Notice of Sevicing Transfer as it is missing in File. *** (CURED) Disclosure - Your Home Loan Toolkit is missing or unexecuted - EV R COMMENT: Home Loan toolkit is missing in the loan file.			Appraisal has 5 Comparables		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Purchase	xx		xx	11.66	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		xx	Yes	Alternative	QC Complete	xx
xx	xx	xx	xx	xx	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This is a higher-priced mortgage loan.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test: Charged XX% Allowed XX% Over By+XX%		*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Subject loan is a Cash-Out refinance, guidelines require to have $50K in equity. Loan amount of xx and the Appraised value of xx reflects $XXXXX in equity. File contains guideline exception approval however it does not reflect if it has been approved or not. 11/4/2021 - Received approved guideline exception form.	Low DTI Ratio: XX% Length of Time at Employment: 5 years Years at Present Address: 20 years Years of Monthly Payments: 20 years Mortgage History: 0 lates	Appraisal done with 5 comparables		Single Family	xx	xx	xx	Primary	Cash Out	xx	20	xx	4.06	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	xx		Alternative	QC Complete	xx
xx	xx	xx	xx	xx	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
FAIL
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test FAIL: charged XX% allowed XX% over by +XX%				As per appraisal as is ,Property Verified with 5 comparables.		PUD	xx	xx	xx	Primary	Refinance	xx	2.08	xx	5.16	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		xx		Alternative	QC Complete	xx
xx	xx	xx	xx	xx	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the Higher-Priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z .

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test: FAIL Charged: XX% Allowed: XX% Over by: +XX%				Appraisal Value supported by 5 Comps; 2 Bedroomsand 2 Bedrooms.		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Purchase	xx		xx	7	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		xx	No	Full Documentation	QC Complete	xx
xx	xx	xx	xx	xx	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan is a higher-priced mortgage loan. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test: Charged:XX% Allowed:XX% Over by:+XX%				Valu is support with #5 comparable		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Purchase	xx		xx	7	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		xx	Yes	Alternative	QC Complete	xx
xx	xx	xx	xx	xx	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan is a higher-priced mortgage using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test: Charged:XX% Allowed: XX% Over by: +XX%				Appraisal report is supported by #7comparable		Single Family	xx	xx	xx	Primary	Purchase	xx		xx	17	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		xx	No	Alternative	QC Complete	xx
xx	xx	xx		xx	xx	Non-QM/Compliant	2	1	1	1	1	No	No						Appraisal has 5 comparables		PUD	xx	xx	xx	Primary	Purchase	xx		xx	36	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		xx	No	Alternative	QC Complete	xx
xx	xx	xx	xx	xx	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan is a Higher-priced mortgage loan.  Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

															Higher-Priced Mortgage Loan Test: Charged XX% Allowed XX% Over by +XX%				Value Supported by 6 Comps 4 Bedrooms and 2.1 Bathrooms.		PUD	xx	xx	xx	Primary	Purchase	xx		xx	5.25	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		xx	No	Alternative	QC Complete	xx